Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries

	As of
	December 31, 2020	December 31, 2021
Assets
Current assets
Cash and cash equivalents	12,084	19,783
Restricted cash	64,316	13,160
Short-term investments	98,350	33,600
Accounts receivable, net	737,789	770,797
Amount due from subsidiaries of the Company	1,173,053	937,831
Amount due from related parties	368,465	259,863
Prepayments and other current assets	330,887	114,317

Total current assets	2,784,944	2,149,351

Non-current assets
Property and equipment, net	16,961	12,828
Accounts receivables, non-current	54,639	—
Long-term investments	8,000	1,416
Right-of-use assets	48,109	26,120
Intangible assets	7,821	99,582
Other non-current assets	143,825	2,164

Total non-current assets	279,355	142,110

Total assets	3,064,299	2,291,461

Liabilities
Current liabilities
Short-term borrowing	50,000	—
Accounts payable	399,858	255,182
Amount due to subsidiaries of the Company	5,426,801	5,505,444
Amount due to related parties	4,295	1,495
Registered users’ loyalty payable	66,180	55,392
Advance from customers and deferred revenue	140,776	122,594
Salary and welfare payable	115,307	42,237
Tax payable	98,797	15,288
Lease liabilities, current	20,030	11,675
Accrued liabilities related to users’ loyalty programs	100,088	99,360
Accrued liabilities and other current liabilities	607,456	1,299,057

Total current liabilities	7,029,588	7,407,724
Lease liabilities, non-current	23,534	15,985

Total liabilities	7,053,122	7,423,709

	Year ended December 31,
	2019	2020	2021
Revenues:
Third-party revenues	5,559,954	5,238,682	4,336,388
Intra-Group revenues	67,419	—	188,298

Total revenues	5,627,373	5,238,682	4,524,686
Cost of revenues:
Third-party cost of revenues	(1,515,632)	(1,476,216)	(867,701)
Intra-Group cost of revenues	(35,648)	(15,462)	(18,959)

Total cost of revenues	(1,551,280)	(1,491,678)	(886,660)

Gross profit	4,076,093	3,792,004	3,638,026
Operating expenses:
Third-party operating expenses	(6,561,213)	(4,357,603)	(4,067,548)
Intra-Group operating expenses	—	(545,327)	(951,702)

Total operating expenses	(6,561,213)	(4,902,930)	(5,019,250)

Other operating income/(expense)	11,081	22,999	18,659

Loss from Operations	(2,474,039)	(1,087,927)	(1,362,565)
Non-operating income/(expense)	9,787	(8,281)	22,282

Loss before income tax expense	(2,464,252)	(1,096,208)	(1,340,283)

Income tax benefits/expense	(4,811)	—	(131)
Equity in loss of affiliate companies	—	—	(3,195)

Net loss	(2,469,063)	(1,096,208)	(1,343,609)

	Year ended December 31,
	2019	2020	2021
Cash flows from operating activities:
Net cash provided by/(used in) transactions with external parties	(2,850,164)	(93,497)	377,189
Net cash provided by/(used in) transactions with intra-Group entities	67,419	(297,510)	(568,164)

Net cash provided by/(used in) operating activities	(2,782,745)	(391,007)	(190,975)
Cash flows from investing activities:
Net cash provided by/(used in) transactions with external parties	(60,546)	(80,506)	63,047
Net cash provided by/(used in) transactions with intra-Group entities	—	—	—
Net cash provided by/(used in) investing activities	(60,546)	(80,506)	63,047
Cash flows from financing activities:
Net cash provided by/(used in) transactions with external parties	—	50,000	(53,044)
Cash provided by capital contribution from intra-Group entities	—	—	—
Cash provided by borrowings from intra-Group entities	2,859,506	462,233	137,515
Net cash provided by/(used in) financing activities	2,859,506	512,233	84,471

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2020	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	354,847	—	354,847
Short-term investments — Equity investment in a publicly traded security	36,186	—	—	36,186

As of December 31, 2021	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	192,900	—	192,900

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets

Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue
In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross (1)	4,339,602	3,857,233	2,533,327	397,534
Advertising service provided to advertising platforms, recorded net	1,075,718	1,189,602	1,557,056	244,336
Other service
Agent and platform services	33,155	7,904	22,004	3,453
Live streaming and online games	104,445	193,141	140,269	22,011
Other revenues	17,161	37,315	86,947	13,644

Total Other services	154,761	238,360	249,220	39,108

Net Revenues	5,570,081	5,285,195	4,339,603	680,978

(1)
For the years ended December 31, 2019, 2020 and 2021 revenue in advertising services provided to advertising customers which recorded gross include integrated marketing solution services which amounted to RMB381.8 million, RMB248.2 million and RMB39.8 million.